NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST

24. NONCONTROLLING INTEREST

	Jiewen	Guodian	iSoftStone Korea	Wuxi iCarnegie	iHealthStone	iSS-iSYS	Total
Balance as of January 1, 2009	$—	$—	$3	$—	—	—	$3
Capital injection in Wuxi iCarnegie	—	—	—	513	—	—	513
Net loss	—	—	(21)	—	—	—	(21)

Balance as of December 31, 2009	—	—	(18)	513	—	—	495
Net income (loss)	37	110	(1)	(584)	—	—	(438)
Capital contribution from noncontrolling shareholder of Guodian (Note 9)	—	586	—	—	—	—	586
Capital contribution from noncontrolling shareholder of Jiewen	242	—	—	—	—	—	242
Deconsolidation of Wuxi iCarnegie (Note 6)	—	—	—	67	—	—	67
Acquisition of noncontrolling interest of iSoftStone Korea (i)	—	—	15	—	—	—	15
Foreign currency translation adjustment	8	23	4	4	—	—	39

Balance as of December 31, 2010	287	719	—	—	—	—	1,006
Net income (loss)	(40)	225	—	—	(32)	(2)	151
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone	—	—	—	—	(14)	—	(14)
Capital contribution from noncontrolling shareholder of iHealthStone	—	—	—	—	46	—	46
Capital contribution from noncontrolling shareholder of iSS-iSYS	—	—	—	—	—	350	350
Foreign currency translation adjustment	12	42	—	—	—	6	60

Balance as of December 31, 2011	$259	$986	$—	$—	$—	$354	$1,599

(i)	In July 2010, the Company paid $30 to acquire the noncontrolling interest in iSoftStone Korea. After the acquisition, iSoftStone Korea becomes a wholly owned subsidiary of the Company.